EXPLORATION AND EVALUATION ASSET HELD FOR SALE (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024
Exploration And Evaluation Assets Held For Sale [Line Items]
Impairment loss	$ 18,787,830
Accounts receivable	41,392	$ 510,502
Ngayu [Member]
Exploration And Evaluation Assets Held For Sale [Line Items]
Impairment loss	8,166,464
Makapela property [Member]
Exploration And Evaluation Assets Held For Sale [Line Items]
Accounts receivable		$ 500,000
Makapela property [Member] | Ngayu [Member]
Exploration And Evaluation Assets Held For Sale [Line Items]
Proceeds from sale of properties	10,000,000
Advance payment towards the sale	1,500,000
Remaining balance to be settled upon completion of various milestones	8,500,000
Impairment loss	$ 8,166,464